KKR INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
AS OF JANUARY 31, 2022
(Stated in United States Dollars, unless otherwise noted)
		Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
73.68%	Corporate Loans
	8.23%	Aerospace & Defense
		Amentum Services Inc	TL 2L 12/21			12/7/2029	United States	USD	1,965,870	$ 1,905,714	(a) (b) (d)
		EaglePicher Technologies LLC	TL 2L 02/18	LIBOR (1 month) + 7.25%	7.36%	3/8/2026	United States	USD	1,957,223	1,919,703
		Sequa Corp	TL 1L 07/20	LIBOR (3 months) + 6.75%	7.75%	11/28/2023	United States	USD	5,745,343	5,795,615
		Sequa Corp	TL 2L 07/20	LIBOR (3 months) + 10.75%	11.75%	4/28/2024	United States	USD	17,878,559	17,878,559
	1.74%	Alternative Carriers
		Segra	TL 1L B 08/21	LIBOR (1 month) + 4.5%	5.25%	10/4/2028	United States	USD	5,864,140	5,813,738
	4.02%	Apparel, Accessories & Luxury Goods
		Varsity Brands Inc	TL 1L 11/17	LIBOR (1 month) + 3.5%	4.50%	12/16/2024	United States	USD	13,634,483	13,425,739
	10.03%	Application Software
		Applied Systems Inc	TL 2L 02/21	LIBOR (1 month) + 5.5%	6.25%	9/19/2025	United States	USD	1,451,156	1,464,079
		Misys Ltd	TL 1L 04/17	LIBOR (6 months) + 3.5%	4.50%	6/13/2024	United States	USD	4,745,414	4,735,875	(a)
		Misys Ltd	TL 2L 04/17	LIBOR (6 months) + 7.25%	8.25%	6/13/2025	United States	USD	8,063,622	8,081,805	(a)
		Solera LLC	TL 2L 06/21	LIBOR (1 month) + 8%	9.00%	6/4/2029	United States	USD	11,074,727	11,268,535
		TIBCO Software Inc	TL 2L 02/20	LIBOR (1 month) + 7.25%	7.36%	3/3/2028	United States	USD	7,903,388	7,947,845	(a)
	1.55%	Auto Parts & Equipment
		Innovative XCessories & Services LLC	TL 1L 02/20	LIBOR (3 months) + 4.25%	5.00%	3/5/2027	United States	USD	4,407,259	4,348,510
		Rough Country LLC	TL 2L 07/21	LIBOR (3 months) + 6.5%	7.25%	7/30/2029	United States	USD	841,950	844,754
	4.13%	Broadcasting
		NEP Broadcasting LLC	TL 1L 05/20	LIBOR (3 months) + 8.25%	9.25%	6/1/2025	United States	USD	1,602,105	1,674,360	(b)
		NEP Broadcasting LLC	TL 1L B 09/18	LIBOR (1 month) + 3.25%	3.36%	10/20/2025	United States	USD	5,004,823	4,910,983
		NEP Broadcasting LLC	TL 2L 09/18	LIBOR (1 month) + 7%	7.11%	10/19/2026	United States	USD	7,365,230	7,213,322
	0.99%	Building Products
		DiversiTech Holdings Inc	TL 2L B 12/21	LIBOR (3 months) + 6.75%	7.25%	12/15/2029	United States	USD	1,381,023	1,393,107
		VC GB Holdings Inc (Visual Comfort)	TL 2L 06/21	LIBOR (3 months) + 6.75%	7.25%	7/23/2029	United States	USD	1,927,630	1,903,544
	0.67%	Commercial Printing
		Multi-Color Corp	TL 1L B 10/21	LIBOR (3 months) + 5%	5.50%	10/22/2028	United States	USD	2,217,800	2,233,391
	4.32%	Construction & Engineering
		Brand Energy & Infrastructure Services Inc	TL 1L 05/17	LIBOR (3 months) + 4.25%	5.25%	6/21/2024	United States	USD	3,354,134	3,293,340
		Total Safety US Inc	TL 1L B 07/19	LIBOR (3 months) + 6%	7.00%	8/18/2025	United States	USD	5,482,383	5,426,052
		USIC Holdings Inc	TL 2L 05/21	LIBOR (1 month) + 6.5%	7.25%	5/14/2029	United States	USD	431,521	435,944
		Yak Access LLC	TL 1L B 05/18	LIBOR (3 months) + 5%	5.18%	7/11/2025	United States	USD	5,878,125	5,267,447
	1.69%	Construction Machinery & Heavy Trucks
		Accuride Corp	TL 1L B 10/17	LIBOR (3 months) + 5.25%	6.25%	11/17/2023	United States	USD	5,820,312	5,633,596
	1.92%	Department Stores
		Belk Inc	TL 1L 02/21	LIBOR (3 months) + 7.5%	8.50%	7/31/2025	United States	USD	459,875	459,971	(a)
		Belk Inc	TL 1L EXIT 02/21	13% (8% PIK, 5% Cash)	10.00%	7/31/2025	United States	USD	8,104,964	5,947,017	(a) (e)
	0.66%	Diversified Metals & Mining
		Foresight Energy LLC	TL 1L A 06/20	LIBOR (1 month) + 8%	9.50%	6/30/2027	United States	USD	2,198,321	2,198,321	(a) (b)
	1.27%	Diversified Support Services
		Access CIG LLC	TL 2L 02/18	LIBOR (1 month) + 7.75%	7.85%	2/27/2026	United States	USD	1,292,375	1,292,782
		VFS Global Services Pvt Ltd	TL 1L B 06/17	PIBOR (6 months) + 4%	4.11%	7/29/2024	Luxembourg	GBP	2,156,712	2,880,453
		Viad Corp	TL 1L B 07/21	LIBOR (3 months) + 5%	5.50%	7/28/2028	United States	USD	64,075	63,935
	2.05%	Education Services
		Jostens Inc	TL 1L 12/18	LIBOR (6 months) + 5.5%	5.66%	12/19/2025	United States	USD	6,814,946	6,835,561
	3.40%	Electronic Equipment & Instruments
		Excelitas Technologies Corp	TL 2L 10/17	LIBOR (3 months) + 7.5%	8.50%	12/1/2025	United States	USD	11,291,720	11,355,292
	0.19%	Financial Exchanges & Data
		IntraFi Network LLC	TL 2L 11/21	LIBOR (1 month) + 6.25%	6.75%	11/5/2029	United States	USD	623,220	624,781
	3.77%	Health Care Equipment
		Drive DeVilbiss Healthcare LLC	TL 1L 03/21	LIBOR (3 months) + 5.5%	10.50%	6/1/2025	United States	USD	7,340,126	7,211,674
		Orchid Orthopedic Solutions LLC	TL 1L 02/19	LIBOR (3 months) + 4.5%	4.72%	3/5/2026	United States	USD	5,701,389	5,387,812
	0.49%	Health Care Facilities
		ScionHealth	TL 1L B 12/21	LIBOR (1 month) + 5.25%	5.75%	12/17/2028	United States	USD	1,746,880	1,624,598
	0.06%	Health Care Services
		Paradigm Acquisition Corp	TL 2L 10/18 LC	LIBOR (3 months) + 7.5%	7.85%	10/26/2026	United States	USD	213,465	210,263
	2.82%	Hotels, Resorts & Cruise Lines
		B&B Hotels SAS	TL 1L B3A 01/20	EurIBOR (6 months) + 3.875%	3.88%	7/31/2026	France	EUR	4,670,208	5,075,419
		B&B Hotels SAS	TL 1L B4 03/21	EurIBOR (6 months) + 5.5%	5.50%	7/31/2026	France	EUR	1,159,680	1,299,097
		Piolin BidCo SAU	TL 1L B 05/20	EurIBOR (3 months) + 7.5%	7.50%	9/16/2026	Spain	EUR	2,682,184	3,043,042
	0.22%	Household Products
		Polyconcept North America Inc	TL 1L B 08/16	LIBOR (6 months) + 4.5%	5.50%	8/16/2023	United States	USD	723,202	722,659
	0.82%	Human Resource & Employment Services
		SIRVA Worldwide Inc	TL 1L 07/18	LIBOR (3 months) + 5.5%	5.65%	8/4/2025	United States	USD	1,867,472	1,743,286
		SIRVA Worldwide Inc	TL 2L 07/18	LIBOR (3 months) + 9.5%	9.73%	8/3/2026	United States	USD	1,149,740	997,399
	0.48%	Industrial Machinery
		CPM Holdings Inc	TL 2L 10/18	LIBOR (1 month) + 8.25%	8.35%	11/16/2026	United States	USD	1,321,319	1,324,622
		Engineered Machinery Holdings Inc	TL 2L 08/21	LIBOR (3 months) + 6%	6.75%	5/21/2029	United States	USD	289,880	293,504
	3.19%	IT Consulting & Other Services
		PSAV Inc	TL 1L B1 12/20	LIBOR (6 months) + 3.25%	4.50%	3/3/2025	United States	USD	6,720,788	6,252,449
		PSAV Inc	TL 1L B3 12/20	15.00%	15.00%	10/15/2026	United States	USD	2,022,523	2,358,767
		PSAV Inc	TL 2L 02/18	LIBOR (3 months) + 7.25%	8.25%	9/1/2025	United States	USD	2,530,890	2,043,694
	3.69%	Leisure Facilities
		ClubCorp Club Operations Inc	TL 1L B 08/17	LIBOR (3 months) + 2.75%	2.97%	9/18/2024	United States	USD	5,592,550	5,394,322
		United PF Holdings LLC	TL 1L 01/20	LIBOR (3 months) + 4%	4.31%	12/30/2026	United States	USD	6,585,864	6,422,864
		United PF Holdings LLC	TL 1L 06/20	LIBOR (3 months) + 8.5%	9.50%	12/30/2026	United States	USD	491,173	492,401
	1.67%	Life Sciences Tools & Services
		PAREXEL International Corp	TL 2L 07/21	LIBOR (1 month) + 6.5%	7.00%	11/15/2029	United States	USD	5,637,180	5,583,063	(b)
	1.41%	Marine Ports & Services
		Direct ChassisLink Inc	TL 2L B 04/19	LIBOR (3 months) + 6.75%	6.99%	4/10/2026	United States	USD	4,688,217	4,717,519
	0.16%	Oil & Gas Equipment & Services
		Caprock Midstream LLC	TL 1L B 10/18	LIBOR (1 month) + 4.75%	4.86%	11/3/2025	United States	USD	198,331	198,455
		ChampionX Corp	TL 1L B 05/20	LIBOR (6 months) + 5%	6.00%	6/3/2027	United States	USD	336,117	341,090
	0.15%	Research & Consulting Services
		TMF Group Holding BV	TL 2L 12/17	EurIBOR (6 months) + 6.875%	6.88%	5/4/2026	Netherlands	EUR	440,830	496,302
	1.37%	Security & Alarm Services
		Monitronics International Inc	TL 1L EXIT 08/19	LIBOR (1 month) + 7.5%	8.75%	3/29/2024	United States	USD	5,375,944	4,578,530
	0.65%	Specialized Consumer Services
		KinderCare Education LLC	TL 1L B 09/18	LIBOR (3 months) + 3.75%	4.75%	2/21/2025	United States	USD	782,233	773,108
		Learning Care Group Inc	TL 1L B 05/20	LIBOR (6 months) + 8.5%	9.50%	3/13/2025	United States	USD	1,275,388	1,287,083
		Learning Care Group Inc	TL 2L 03/18	LIBOR (6 months) + 7.5%	8.50%	3/13/2026	United States	USD	124,840	124,295
	5.24%	Specialty Chemicals
		Aruba Investments Inc	TL 2L 10/20	LIBOR (6 months) + 7.75%	8.50%	11/24/2028	United States	USD	1,841,010	1,859,420
		Flint Group GmbH	TL 1L B 04/14	EurIBOR (3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	1,659,479	1,853,857	(a)
		Flint Group GmbH	TL 1L B3 05/15	EurIBOR (3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	13,490	15,070	(a)
		Flint Group GmbH	TL 1L B4 11/15	EurIBOR (3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	126,311	141,106	(a)
		Flint Group GmbH	TL 1L B5 02/17	EurIBOR (3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	209,552	234,097	(a)
		Flint Group GmbH	TL 1L B6 03/17	EurIBOR (3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	152,455	170,312	(a)
		Flint Group GmbH	TL 1L B7 04/14	EurIBOR (3 months) + 4.25%	0.75%	9/21/2023	Germany	EUR	145,417	162,450	(a)
		Vantage Specialty Chemicals Inc	TL 1L B 10/17	LIBOR (3 months) + 3.5%	4.50%	10/28/2024	United States	USD	9,925,142	9,778,746	(a)
		Vantage Specialty Chemicals Inc	TL 2L 10/17	LIBOR (3 months) + 8.25%	9.25%	10/27/2025	United States	USD	3,339,659	3,281,215	(a)
	0.64%	Trucking
		Kenan Advantage Group Inc/The	TL 2L 08/21	LIBOR (1 month) + 7.25%	8.00%	9/1/2027	United States	USD	2,135,010	2,129,672
	Total Corporate Loans (Amortized Cost $242,114,649)								250,220,366	$246,096,932

77.15%	High Yield Securities
	0.47%	Aerospace & Defense
		VistaJet Malta Finance PLC / XO Management Holding Inc	6.375% 02/2030 144A		6.38%	2/1/2030	Malta	USD	1,582,000	$ 1,574,580
	1.37%	Airlines
		American Airlines Group Inc	3.750% 03/2025 144A		3.75%	3/1/2025	United States	USD	4,942,000	4,580,023
	1.02%	Alternative Carriers
		Zayo Group LLC	6.125% 03/2028 144A		6.13%	3/1/2028	United States	USD	3,586,000	3,391,997
	0.38%	Apparel, Accessories & Luxury Goods
		Varsity Brands Inc	L+8.000% 12/2024 144A		9.00%	12/22/2024	United States	USD	1,270,000	1,270,000	(b)
	2.00%	Application Software
		Cision Ltd	9.500% 02/2028 144A		9.50%	2/15/2028	United States	USD	6,449,000	6,676,392
	1.46%	Auto Parts & Equipment
		BBB Industries LLC	9.250% 08/2025 144A		9.25%	8/1/2025	United States	USD	2,585,000	2,779,198
		Wheel Pros Inc	6.500% 05/2029 144A		6.50%	5/15/2029	United States	USD	2,240,000	2,086,000
	1.39%	Automotive Retail
		Mavis Discount Tire Inc	6.500% 05/2029 144A		6.50%	5/15/2029	United States	USD	4,846,000	4,645,666
	0.77%	Biotechnology
		Intercept Pharmaceuticals Inc	3.250% 07/2023 (Convertible)		3.25%	7/1/2023	United States	USD	157,000	149,592
		Radius Health Inc	3.000% 09/2024		3.00%	9/1/2024	United States	USD	2,468,000	2,410,957
	0.78%	Broadcasting
		Spotify USA Inc	0.000% 03/2026 144A		0.00%	3/15/2026	Sweden	USD	2,957,000	2,595,158	(c)
	10.88%	Building Products
		Acproducts Inc (aka Cabinetworks)	6.375% 05/2029 144A		6.38%	5/15/2029	United States	USD	9,525,000	8,747,141
		LBM Borrower LLC	6.250% 01/2029 144A		6.25%	1/15/2029	United States	USD	6,181,000	5,899,764
		LBM Borrower LLC	7.750% 04/2027 144A (PIK Toggle Notes)		7.75%	4/1/2027	United States	USD	8,493,000	8,303,776
		MI Windows and Doors Inc	5.500% 02/2030 144A		5.50%	2/1/2030	United States	USD	1,064,000	1,055,850
		PrimeSource Building Products Inc	5.625% 02/2029 144A		5.63%	2/1/2029	United States	USD	4,817,000	4,401,221
		PrimeSource Building Products Inc	6.750% 08/2029 144A		6.75%	8/1/2029	United States	USD	6,177,000	5,860,182
		SRS Distribution Inc	6.000% 12/2029 144A		6.00%	12/1/2029	United States	USD	2,134,000	2,075,966
	2.49%	Cable & Satellite
		CSC Holdings LLC (Altice USA)	5.000% 11/2031 144A		5.00%	11/15/2031	United States	USD	806,000	727,254
		CSC Holdings LLC (Altice USA)	5.750% 01/2030 144A		5.75%	1/15/2030	United States	USD	4,702,000	4,436,995
		RCN Grande (Radiate)	6.500% 09/2028 144A		6.50%	9/15/2028	United States	USD	3,257,000	3,148,314
	1.65%	Commercial Printing
		Multi-Color Corp	10.500% 07/2027 144A		10.50%	7/15/2027	United States	USD	4,146,000	4,264,700
		Multi-Color Corp	5.875% 10/2028 144A		5.88%	11/1/2028	United States	USD	1,240,000	1,229,925
	2.56%	Commodity Chemicals
		Cornerstone Chemical Co	6.750% 08/2024 144A		6.75%	8/15/2024	United States	USD	3,163,000	2,765,759
		SI Group Inc	6.750% 05/2026 144A		6.75%	5/15/2026	United States	USD	6,041,000	5,777,039
	0.62%	Construction & Engineering
		Maxim Crane Works LP / Maxim Finance Corp	10.125% 08/2024 144A		10.13%	8/1/2024	United States	USD	2,007,000	2,067,491
	4.29%	Construction Materials
		Cemex Materials LLC	7.700% - 07/2025 144A		7.70%	7/21/2025	United States	USD	12,842,000	14,325,251
	2.53%	Data Processing & Outsourced Services
		West Corp	8.500% 10/2025 144A		8.50%	10/15/2025	United States	USD	3,228,000	3,165,377
		Xerox Business Services /Conduent	6.000% 11/2029 144A		6.00%	11/1/2029	United States	USD	5,359,000	5,285,287
	3.36%	Electronic Components
		CommScope Inc	6.000% 06/2025 144A		6.00%	6/15/2025	United States	USD	5,545,000	5,410,262
		CommScope Inc	7.125% 07/2028 144A		7.13%	7/1/2028	United States	USD	5,466,000	5,103,850
		CommScope Inc	8.250% 03/2027 144A		8.25%	3/1/2027	United States	USD	711,000	696,780
	0.89%	Health Care Equipment
		Haemonetics Corp	0.000% 03/2026 144A (Convertible)		0.00%	3/1/2026	United States	USD	3,563,000	2,985,185	(c)
	3.59%	Health Care Facilities
		CHS/Community Health Systems, Inc.	6.125% 04/2030 144A		6.13%	4/1/2030	United States	USD	1,997,000	1,904,339
		CHS/Community Health Systems, Inc.	6.875% 04/2028 144A		6.88%	4/1/2028	United States	USD	2,725,000	2,590,112
		CHS/Community Health Systems, Inc.	6.875% 04/2029 144A		6.88%	4/15/2029	United States	USD	1,484,000	1,469,650
		LifePoint Hospitals Inc	5.375% 01/2029 144A		5.38%	1/15/2029	United States	USD	1,727,000	1,644,907
		Radiology Partners Inc	9.250% 02/2028 144A		9.25%	2/1/2028	United States	USD	4,382,000	4,369,818
	10.72%	Hotels, Resorts & Cruise Lines
		Carnival Corp	5.750% 03/2027 144A		5.75%	3/1/2027	United States	USD	10,373,000	9,973,847
		Carnival Corp	6.000% 05/2029 144A		6.00%	5/1/2029	United States	USD	4,931,000	4,750,304
		NCL Corp Ltd	6.125% 03/2028 144A		6.13%	3/15/2028	United States	USD	5,550,000	5,260,318
		Royal Caribbean Cruises Ltd	5.500% 04/2028 144A		5.50%	4/1/2028	United States	USD	9,336,000	9,080,614
		Viking Cruises Ltd	7.000% 02/2029 144A		7.00%	2/15/2029	United States	USD	7,034,000	6,743,953
	1.27%	Industrial Conglomerates
		Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028 144A		5.25%	9/30/2028	United States	USD	2,959,000	2,912,810	(a)
		Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029 144A		7.50%	9/30/2029	United States	USD	1,387,000	1,345,591	(a)
	4.45%	Insurance Brokers
		Alliant Holdings I Inc	5.875% 11/2029 144A		5.88%	11/1/2029	United States	USD	1,655,000	1,624,573
		National Financial Partners Corp	6.875% 08/2028 144A		6.88%	8/15/2028	United States	USD	13,892,000	13,236,645
	0.42%	Integrated Oil & Gas
		Occidental Petroleum Corp	4.100% 02/2047		4.10%	2/15/2047	United States	USD	390,000	357,201
		Occidental Petroleum Corp	4.200% 03/2048		4.20%	3/15/2048	United States	USD	1,134,000	1,056,531
	3.93%	Leisure Facilities
		ClubCorp Club Operations Inc	8.500% 09/2025 144A		8.50%	9/15/2025	United States	USD	8,477,000	7,956,894
		Merlin Entertainments PLC	5.750% 06/2026 144A		5.75%	6/15/2026	United Kingdom	USD	496,000	515,515
		Merlin Entertainments PLC	6.625% 11/2027 144A		6.63%	11/15/2027	Ireland	USD	4,653,000	4,649,696
	0.86%	Oil & Gas Exploration & Production
		Chesapeake Energy Corp	6.750% 04/2029 144A		6.75%	4/15/2029	United States	USD	2,668,000	2,857,081
	2.60%	Oil & Gas Storage & Transportation
		Genesis Energy	5.625% 06/2024		5.63%	6/15/2024	United States	USD	5,307,000	5,260,458
		Genesis Energy	6.500% 10/2025		6.50%	10/1/2025	United States	USD	1,125,000	1,102,517
		Global Partners LP / GLP Finance Corp	6.875% 01/2029		6.88%	1/15/2029	United States	USD	863,000	894,336
		Global Partners LP / GLP Finance Corp	7.000% 08/2027		7.00%	8/1/2027	United States	USD	1,377,000	1,423,804
		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	6.000% 03/2027 144A		6.00%	3/1/2027	United States	USD	7,000	7,131
	2.08%	Property & Casualty Insurance
		Aspen Insurance Holdings Ltd	7.625% 10/2025 144A (PIK Toggle)		7.63%	10/15/2025	Bermuda	USD	6,709,390	6,953,075
	5.80%	Specialty Stores
		Douglas Holding AG	6.000% 04/2026 144A		6.00%	4/8/2026	Germany	EUR	10,461,000	11,528,011	(a)
		Douglas Holding AG	8.250% 10/2026 SUN 144A		9.00%	10/1/2026	Germany	EUR	7,295,848	7,845,218	(a)
	2.54%	Trading Companies & Distributors
		TruckPro LLC	11.000% 10/2024 144A		11.00%	10/15/2024	United States	USD	6,091,000	6,635,414
		White Cap Construction Supply Inc	6.875% 10/2028 144A		6.88%	10/15/2028	United States	USD	1,787,000	1,835,767
	Total High Yield Securities (Amortized Cost $264,100,381)								261,822,238	$257,679,062

		Issuer			Preferred Rate	Maturity Date	Country	Currency	Shares	Fair Value	Footnotes
2.45%	Equity & Other Investments
	1.34%	Diversified Metals & Mining
		Foresight Energy LLC					United States	USD	320,381	$ 4,487,276	(a) (b)
	0.98%	Hotels, Resorts & Cruise Lines
		Hilton Grand Vacations Inc					United States	USD	67,230	3,284,858
	0.12%	Oil & Gas Equipment & Services
		Proserv Group Parent LLC					United Kingdom	USD	114,010	5,815	(b)
		Proserv Group Parent LLC			N/A	N/A	United Kingdom	USD	36,249	400,443	(b)
	0.00%	Packaged Foods & Meats
		CTI Foods Holding Co LLC					United States	USD	955	-	(a) (b)
	Total Equity & Other Investments (Cost $8,197,335)								538,825	$ 8,178,392

0.13%	Trade Claim
	0.13%	Health Care Facilities
		Quorum Health Corp					United States	USD	3,964,000	$ 427,726	(a) (b)
	Total Trade Claim								3,964,000	$ 427,726

153.41%	Total Investments								516,545,429	$512,382,112
-53.41%	Liabilities Exceeding Other Assets, Net									(178,378,906)
100.00%	Net Assets									$334,003,206

The valuation methods and accounting policies used to prepare this Schedule of Investments are consistent with those that are outlined in our Annual Report.
TL	Term loan
DD	Delayed draw term loan
1L	First lien
2L	Second lien
144A
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Effective rate will be established when trade is settled.
(e)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.

The following are the details of the restricted securities held by the Fund:

Issuer	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets
Common Stock
CTI Foods Holding Co LLC	955	$ 112,798	$ -	5/3/2019	0.00%
Foresight Energy LLC	320,381	3,568,044	4,487,276	6/30/2020	1.34%
High Yield
Douglas Holding AG	10,461,000	12,338,267	11,528,011	3/26/2021	3.45%
Douglas Holding AG	7,295,848	8,598,785	7,845,218	3/26/2021	2.35%
Unifrax I LLC / Unifrax Holding Co	2,959,000	2,959,000	2,912,810	9/15/2021	0.87%
Unifrax I LLC / Unifrax Holding Co	1,387,000	1,387,000	1,345,591	9/15/2021	0.40%
Leveraged Loans
Amentum Services Inc	1,965,870	1,906,894	1,905,714	11/29/2021	0.57%
Belk Inc	459,875	454,435	459,971	2/24/2021	0.14%
Belk Inc	8,104,964	4,757,512	5,947,017	2/24/2021	1.78%
Flint Group GmbH	1,659,479	1,931,490	1,853,857	11/20/2020	0.56%
Flint Group GmbH	13,490	15,721	15,070	9/28/2021	0.00%
Flint Group GmbH	126,311	147,206	141,106	9/28/2021	0.04%
Flint Group GmbH	209,552	237,156	234,097	11/20/2020	0.07%
Flint Group GmbH	152,455	177,674	170,312	9/28/2021	0.05%
Flint Group GmbH	145,417	169,471	162,450	9/28/2021	0.05%
Foresight Energy LLC	2,198,321	2,198,321	2,198,321	6/30/2020	0.66%
Misys Ltd	4,745,414	4,634,464	4,735,875	12/24/2018	1.42%
Misys Ltd	8,063,622	8,133,932	8,081,805	7/7/2020	2.42%
TIBCO Software Inc	7,903,388	7,920,854	7,947,845	2/14/2020	2.38%
Vantage Specialty Chemicals Inc	9,925,142	9,628,757	9,778,746	11/18/2019	2.93%
Vantage Specialty Chemicals Inc	3,339,659	3,220,708	3,281,215	10/20/2017	0.98%
Trade Claim
Quorum Health Corp	3,964,000	1,871,035	427,726	7/7/2020	0.13%

Total		$ 76,369,524	$ 75,460,033